Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements of Comprehensive Income
Net income	$ 149,537	$ 168,688	$ 192,279	$ 174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	$ 352,579	$ 347,752	$ 708,719	$ 736,639	$ 581,045
Other comprehensive income (loss)
Unrealized appreciation (depreciation) on securities, net of income taxes of ($15.5) million at September 30, 2014, $34.2 million at September 30, 2013 and $37.2 million at September 30, 2012	(1,203)			(3,552)						(43,447)	(6,513)	(19,006)	46,853	63,725
Reclassification of realized gains in net income, net of income taxes of ($17.5) million at September 30, 2014 and ($60.8) million at September 30, 2013				(12,884)							(12,884)	(27,737)	(92,543)
Minimum pension liability adjustments, net of income taxes of ($1.5) million at September 30, 2014, $6.6 million at September 30, 2013 and $2.4 million at September 30, 2012	197			145						393	292	(2,661)	11,413	4,174
Other comprehensive income (loss)	(1,006)			(16,291)						(43,054)	(19,105)	(49,404)	(34,277)	67,899
Comprehensive income	$ 148,531			$ 158,279						$ 309,525	$ 328,647	$ 659,315	$ 702,362	$ 648,944